RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2014 Henan Agriculture University [Member] CNY		Sep. 30, 2013 Henan Agriculture University [Member] CNY		Sep. 30, 2014 Neijiang Agriculture Institute [Member] CNY		Sep. 30, 2013 Neijiang Agriculture Institute [Member] CNY		Sep. 30, 2014 Beijing Shihui Agriculture Ltd [Member] CNY		Sep. 30, 2013 Beijing Shihui Agriculture Ltd [Member] CNY
Due from related parties (note 3)	$ 439	2,698	3,400	1,000	[1]	2,000	[1]	191	[2]	500	[2]	1,507	[3]	900	[3]

[1]	The balance as of September 30, 2014 represented the advance from Origin to SK Wu Research Institute (through Henan Agriculture University) for its research operation, which is jointly sponsored by the provincial government of Henan Province and Origin.
[2]	The balance as of September 30, 2014 represented the advance from Denong to Neijiang Agriculture Institute for its research operation.
[3]	The balance as of September 30, 2014 represented the advance to Beijing Shihui Agriculture Ltd. for providing the network maintenance and software development services for the Company, which was on an arm’s length basis, and the services have not been completed as of September 30, 2014.